Compensation Related Costs, Share Based Payments	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

NOTE 12 – STOCKHOLDERS’ EQUITY

On May 26, 2010, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Blu Vu Deep Oil & Gas Exploration, Inc., a Nevada corporation.  Under the terms of the Agreement, the Company purchased substantially all of the assets of Blu Vu, consisting of, but not limited to, all stock of Blu Vu’s subsidiary, Elasco, Inc., certain intellectual properties, computer programs and software, contracts, claims and accounts receivables associated with the operation of Blu Vu’s business of developing underwater deep breathing apparatus.  In consideration of the sale of the assets of Blu Vu, the shareholders of Blu Vu, received restricted common shares of the Company totaling 123,978,980.  No other considerations were exchanged in the transaction.

In November 2010, the Company issued 80,000,000 shares to Elasco’s president as a bonus of 10,000 and prepaid salary of 50,000 over the next six months under an Employee Stock Incentive Program (ESIP).  In April and May, the Company issued 40,000,000 shares to an employee of Elasco and 28,000,000 shares to Elasco’s president as prepaid salary of 16,000 and 16,800 through July 2011 under an Employee Stock Incentive Program (ESIP).  .

As of September 30, 2011, the number of common shares issued and outstanding was 2,663,313,000